COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS	12 Months Ended
Dec. 31, 2018
Disclosure Of Collateral [Abstract]
COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS	NOTE 15 – COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS The total carrying amount for vessels that have been provided as security amounts to USD 1,314m as of 31 December 2018 (2017: USD 1,259m)